UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

We’ve built portfolios
designed to help fund
your retirement lifestyle.

American Funds Retirement Income Portfolio SeriesSM First report to investors for the period ended October 31, 2015

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2015. The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the estimated gross and net expense ratios as of the series prospectus dated January 1, 2016 (unaudited):

	Lifetime	Gross	Net
	(since 8/28/15)	expense ratio*	expense ratio*

American Funds Retirement Income Portfolio – Conservative	-6.79%	0.80%	0.72%
American Funds Retirement Income Portfolio – Moderate	-7.35	0.81	0.73
American Funds Retirement Income Portfolio – Enhanced	-7.73	0.83	0.75

*	The expense ratios are estimated.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for each share class. The reimbursement will be in effect through at least January 1, 2017, unless modified or terminated by the adviser. Investment results and net expense ratios shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Effective January 1, 2016, the investment adviser will eliminate the management fee.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

American Funds Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund-of-funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

3	Portfolios built to serve the unique needs of retirees

Contents

1	Letter to investors
4	Investment portfolios
7	Financial statements
34	Board of trustees and other officers

Fellow investors:

It is our pleasure the first annual report for American Funds Retirement Income Portfolio Series. This report covers the period from the series inception on August 28, 2015, through the end of its fiscal year on October 31, 2015.

During this time, all three funds in the series — Conservative, Moderate and Enhanced — saw positive total returns ranging from 2.10% to 3.30%. While we are encouraged by these results, we would stress that this is a very short time period by which to measure. We feel the funds’ worth will ultimately be determined by long-term results and their ability to generate as much reliable income for investors as the markets will allow.

This series offers three distinct portfolios composed of combinations of individual American Funds, and is designed to provide retirement income based on the level of income required and risk tolerance. To learn more about the individual funds, please see page 3.

Results at a glance

For periods ended October 31, 2015, with all distributions reinvested for Class A shares

Cumulative total returns
(since 8/28/15)

American Funds Retirement Income Portfolio – Conservative	2.10%
American Funds Retirement Income Portfolio – Moderate	2.60
American Funds Retirement Income Portfolio – Enhanced	3.30
S&P Target Date Retirement Income Index*	1.30
Lipper Retirement Income Funds Index†	1.33

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, comprises multi-asset classes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The Index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes: U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different ETF. When used as a benchmark, the market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. While this index is used as a benchmark, American Funds Retirement Income Portfolio Series funds are not target date funds.
†	The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Retirement Income Portfolio Series	1

The economy

 Overall, the U.S. economy remains on sound footing. The nation’s gross domestic product (GDP) rose 2.1% in the third quarter of 2015. This was down from 3.9% in the second quarter, largely due to a rise in imports, as well as fall inventory investments. The effects of the recent decline in oil prices, which weighed heavily on emerging markets, are expected to provide a boost in spending in the coming months. The nation’s unemployment rate fell to 5.0% in October, the lowest it has been since the 2008–2009 financial crisis, and wages rose 2.5% for 2015 as of October.

Outside the U.S., emerging markets have struggled with lower commodity prices, and the effects of China’s economic problems have been felt around the globe. While the U.S. seems to have decoupled from some of these concerns, geopolitical crises in the Middle East and Europe could hinder U.S. growth should their severity increase.

The stock market

The series opened to investors just days after the Standard & Poor’s 500 Composite index*, a market capitalization-weighted index based on the results of 500 widely held common stocks, fell to its lowest point of the year. For the period covered by this report, August 28 through October 31, 2015, the S&P gained 5.12%, close to its highs for the calendar year. Corporate earnings remained strong, particularly in the areas of health care and consumer discretionary. International equities — a small part of the portfolios’ holdings — were more volatile but managed to end the period slightly higher.

The bond market

Bonds rallied, with some investors likely adding to their holdings in the wake of August’s market downturn. The Barclays U.S. Aggregate Index*, a broad measure of the U.S. bond market, saw a 0.63% gain for the reporting period. The Federal Reserve has yet to raise the nation’s benchmark rate beyond the 0% to 0.25% range implemented during the worst of the 2008 financial downturn, though a rate increase may occur in the months ahead — so long as the U.S. economy remains strong and economic issues overseas remain isolated.

The series

Given the positive returns in both the U.S. stock and bond markets, American Funds Retirement Income Portfolio Series fared well. For the period, returns for all three funds surpassed those of the S&P Target Date Retirement Income Index,* an unmanaged composite of equity and bond indexes, as well as the Lipper Retirement Income Funds Index, a peer group measure. Due to the short time span of this report, none of the portfolios paid dividends.

We created the series to help address the lifestyle income needs of investors in retirement. Our goal is to provide a portfolio of funds that can provide income over the long term, while preserving as much of your investment as market conditions allow.

Each fund is a blend of individual American Funds, all with proven track records and investment management processes. The series is managed by the Portfolio Oversight Committee, a team of experienced investment professionals which meets regularly to monitor results and keep the funds aligned with their stated objectives.

A look ahead

Again, while we are pleased with the funds’ returns during these initial months, we believe the true promise of this series can only be realized over the long term. Thank you for choosing to invest in American Funds Retirement Income Portfolio Series. We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

December 15, 2015

For current information about the series, visit americanfunds.com.

*	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

2	American Funds Retirement Income Portfolio Series

Portfolios built to serve the unique needs of retirees

American Funds Retirement Income Portfolio Series was launched in August 2015 to help retirees generate income to fund their lifestyles in retirement. The three funds are designed to provide income in retirement that balances the need for income with an investor’s risk tolerance.

The members of the Portfolio Oversight Committee actively monitor the series to keep the funds aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

American Funds Retirement Income Portfolio — Conservative

With significant allocations to The Bond Fund of America® and U.S. Government Securities Fund,® this portfolio focuses on preservation of capital, while still seeking to provide current income.

American Funds Retirement Income Portfolio — Moderate

The portfolio includes several fixed income funds, but the allocation is weighted toward equity-income funds like Capital Income Builder and The Income Fund of America.

American Funds Retirement Income Portfolio — Enhanced

With larger allocations to income-focused equity funds, the portfolio has greater potential upside over the long term and greater potential for current income, but likely will result in more volatility.

Underlying funds:

5%	American Mutual Fund®
20%	Capital Income Builder®
15%	The Income Fund of America®
10%	American Balanced Fund®
5%	American Funds Global Balanced FundSM
5%	American Funds Inflation Linked Bond Fund®
5%	American Funds Mortgage Fund®
25%	The Bond Fund of America
10%	U.S. Government Securities Fund

Underlying funds:

5%	American Mutual Fund
25%	Capital Income Builder
25%	The Income Fund of America
15%	American Balanced Fund
5%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund
5%	American Funds Mortgage Fund
10%	The Bond Fund of America
5%	U.S. Government Securities Fund

Underlying funds:

5%	American Mutual Fund
30%	Capital Income Builder
30%	The Income Fund of America
20%	American Balanced Fund
10%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund

American Funds Retirement Income Portfolio Series	3

American Funds Conservative Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	16,120	$583

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	46,707	1,167
American Funds Global Balanced Fund, Class R-6	19,655	583
Capital Income Builder, Class R-6	40,253	2,334
The Income Fund of America, Class R-6	83,141	1,750
		5,834

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	61,537	583
American Funds Mortgage Fund, Class R-6	56,693	583
The Bond Fund of America, Class R-6	228,952	2,917
U.S. Government Securities Fund, Class R-6	82,339	1,167
		5,250

Total investment securities 100% (cost: $11,528,000)		11,667
Other assets less liabilities 0%		(3)

Net assets 100%		$11,664

See Notes to Financial Statements

4	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	24,001	$869

Equity-income and Balanced funds 70%
American Balanced Fund, Class R-6	104,313	2,606
American Funds Global Balanced Fund, Class R-6	29,265	868
Capital Income Builder, Class R-6	74,916	4,343
The Income Fund of America, Class R-6	206,313	4,343
		12,160

Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	91,622	868
American Funds Mortgage Fund, Class R-6	84,410	869
The Bond Fund of America, Class R-6	136,355	1,737
U.S. Government Securities Fund, Class R-6	61,297	869
		4,343

Total investment securities 100% (cost: $17,086,000)		17,372
Other assets less liabilities 0%		(4)

Net assets 100%		$17,368

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	5

American Funds Enhanced Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	34,826	$1,261

Equity-income and Balanced funds 90%
American Balanced Fund, Class R-6	201,816	5,041
American Funds Global Balanced Fund, Class R-6	84,929	2,521
Capital Income Builder, Class R-6	130,447	7,562
The Income Fund of America, Class R-6	359,242	7,562
		22,686

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	132,947	1,260

Total investment securities 100% (cost: $24,709,000)		25,207
Other assets less liabilities 0%		(6)

Net assets 100%		$25,201

See Notes to Financial Statements

6	American Funds Retirement Income Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2015	(dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
Assets:
Investment securities, at value	$11,667		$17,372		$25,207
Receivables for:
Sales of fund’s shares	34		1,760		378
Dividends	5		3		—
Total assets	11,706		19,135		25,585

Liabilities:
Payables for:
Purchases of investments	39		1,763		377
Repurchases of fund’s shares	—	*	—	*	1
Services provided by related parties	—	*	1		3
Other	3		3		3
Total liabilities	42		1,767		384
Net assets at October 31, 2015	$11,664		$17,368		$25,201

Net assets consist of:
Capital paid in on shares of beneficial interest	$11,519		$17,077		$24,701
Undistributed net investment income	6		5		2
Net unrealized appreciation	139		286		498
Net assets at October 31, 2015	$11,664		$17,368		$25,201

Investment securities, at cost	$11,528		$17,086		$24,709

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	7

Statements of assets and liabilities at October 31, 2015	(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$9,465	$14,810	$19,156
	Shares outstanding	927	1,443	1,855
	Net asset value per share	$10.21	$10.26	$10.33
Class B:	Net assets	$51	$15	$10
	Shares outstanding	5	1	1
	Net asset value per share	$10.20	$10.26	$10.33
Class C:	Net assets	$1,659	$1,444	$2,545
	Shares outstanding	163	141	247
	Net asset value per share	$10.20	$10.25	$10.32
Class F-1:	Net assets	$318	$283	$1,152
	Shares outstanding	31	27	112
	Net asset value per share	$10.21	$10.27	$10.33
Class F-2:	Net assets	$100	$715	$2,256
	Shares outstanding	10	70	218
	Net asset value per share	$10.21	$10.27	$10.33
Class R-1:	Net assets	$11	$40	$10
	Shares outstanding	1	4	1
	Net asset value per share	$10.21	$10.27	$10.33
Class R-2:	Net assets	$10	$10	$21
	Shares outstanding	1	1	2
	Net asset value per share	$10.21	$10.26	$10.33
Class R-2E:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.21	$10.27	$10.33
Class R-3:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.21	$10.27	$10.33
Class R-4:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.21	$10.27	$10.33
Class R-5:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.21	$10.27	$10.33
Class R-6:	Net assets	$10	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.21	$10.27	$10.33

See Notes to Financial Statements

8	American Funds Retirement Income Portfolio Series

Statements of operations for the period August 28, 2015[1] to October 31, 2015	(dollars in thousands)

	Conservative		Moderate	Enhanced
	Portfolio		Portfolio	Portfolio
Investment income:
Income:
Dividends	$11		$10	$10

Fees and expenses[2]:
Investment advisory services	1		1	1
Distribution services	3		3	5
Transfer agent services	—	[3]	1	1
Registration statement and prospectus	4		2	3
Total fees and expenses before reimbursements/ waivers	8		7	10
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1		1	1
Other	2		1	1
Total fees and expenses after reimbursements/ waivers	5		5	8
Net investment income	6		5	2
Net unrealized appreciation on investments	139		286	498
Net increase in net assets resulting from operations	$145		$291	$500

[1]	Commencement of operations.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	9

Statements of changes in net assets	(dollars in thousands)

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
	Period ended October 31 2015*	Period ended October 31 2015*	Period ended October 31 2015*
Operations:
Net investment income	$6	$5	$2
Net unrealized appreciation	139	286	498
Net increase in net assets resulting from operations	145	291	500

Net capital share transactions	11,519	17,077	24,701

Total increase in net assets	11,664	17,368	25,201

Net assets:
Beginning of period	—	—	—
End of period	$11,664	$17,368	$25,201
Undistributed net investment income	$6	$5	$2

*For the period August 28, 2015, commencement of operations, through October 31, 2015.

See Notes to Financial Statements

10	American Funds Retirement Income Portfolio Series

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 12 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The seven retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

American Funds Retirement Income Portfolio Series	11

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 19 to 25.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that the fund will provide adequate income through retirement. The fund is not designed to, and is not expected to, generate distributions that equal a fixed percentage of the fund’s current net asset value per share. An investor taking periodic withdrawals from the fund should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from the fund may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in the fund. The fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in the fund and during the length of time such investor holds shares of the fund. Even if the fund’s portfolio value grows over time, such growth may be insufficient to enable the fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from fund assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by the fund. The fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

12	American Funds Retirement Income Portfolio Series

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Retirement Income Portfolio Series	13

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

14	American Funds Retirement Income Portfolio Series

As of and during the period ended October 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of October 31, 2015, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of October 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$6	$5	$2
Gross unrealized appreciation on investment securities	148	291	500
Gross unrealized depreciation on investment securities	(9)	(5)	(2)
Net unrealized appreciation on investment securities	139	286	498
Cost of investment securities	11,528	17,086	24,709

For the period ended October 31, 2015 no distributions were paid to shareholders from any of the funds.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Effective January 1, 2016, the investment adviser will eliminate the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 19 to 25.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of each fund during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain

American Funds Retirement Income Portfolio Series	15

shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2015, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows:

Class A
Conservative Portfolio	$5,799
Moderate Portfolio	1,813
Enhanced Portfolio	2,281

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended October 31, 2015, were as follows:

Conservative Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$1,734	$347
Class B	28	9
Class C	1,013	62
Class F-1	26	15
Class F-2	—	7
Class R-1	—	4
Class R-2	—	5
Class R-2E	—	4
Class R-3	—	4
Class R-4	—	4
Class R-5	—	4
Class R-6	—	3
Total class-specific expenses	$2,801	$468

Moderate Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$2,389	$478
Class B	2	8
Class C	885	54
Class F-1	50	26
Class F-2	—	51
Class R-1	4	4
Class R-2	—	5
Class R-2E	—	4
Class R-3	—	4
Class R-4	—	4
Class R-5	—	4
Class R-6	—	3
Total class-specific expenses	$3,330	$645

16	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$3,160	$ 633
Class B	—	8
Class C	1,447	88
Class F-1	248	121
Class F-2	—	168
Class R-1	—	4
Class R-2	5	7
Class R-2E	—	4
Class R-3	—	4
Class R-4	—	4
Class R-5	—	4
Class R-6	—	3
Total class-specific expenses	$4,860	$1,048

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the period ended October 31, 2015, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$11,528	$—
Moderate Portfolio	17,086	—
Enhanced Portfolio	24,709	—

8. Capital share transactions

Capital share transactions in the funds for the period August 28, 2015, commencement of operations, to October 31, 2015, were as follows (dollars and shares in thousands):

Conservative Portfolio

	Proceeds from initial capitalization		Sales*		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended October 31, 2015

Class A	$10	1	$9,388	931	$(52)	(5)	$9,346	927
Class B	10	1	40	4	—	—	50	5
Class C	10	1	1,628	162	(1)	— †	1,637	163
Class F-1	10	1	313	31	(6)	(1)	317	31
Class F-2	10	1	89	9	—	—	99	10
Class R-1	10	1	—	—	—	—	10	1
Class R-2	10	1	—	—	—	—	10	1
Class R-2E	10	1	—	—	—	—	10	1
Class R-3	10	1	—	—	—	—	10	1
Class R-4	10	1	—	—	—	—	10	1
Class R-5	10	1	—	—	—	—	10	1
Class R-6	10	1	—	—	—	—	10	1
Total net increase (decrease)	$120	12	$11,458	1,137	$(59)	(6)	$11,519	1,143

See page 18 for footnote.

American Funds Retirement Income Portfolio Series	17

Moderate Portfolio

	Proceeds from initial capitalization		Sales*			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Period ended October 31, 2015

Class A	$10	1	$14,879	1,475		$(331)	(33)	$14,558	1,443
Class B	10	1	5	—	†	—	—	15	1
Class C	10	1	1,417	141		(6)	(1)	1,421	141
Class F-1	10	1	280	27		(12)	(1)	278	27
Class F-2	10	1	865	85		(170)	(16)	705	70
Class R-1	10	1	30	3		—	—	40	4
Class R-2	10	1	—	—		—	—	10	1
Class R-2E	10	1	—	—		—	—	10	1
Class R-3	10	1	—	—		—	—	10	1
Class R-4	10	1	—	—		—	—	10	1
Class R-5	10	1	—	—		—	—	10	1
Class R-6	10	1	—	—		—	—	10	1
Total net increase (decrease)	$120	12	$17,476	1,731		$(519)	(51)	$17,077	1,692

Enhanced Portfolio

	Proceeds from initial capitalization		Sales*		Repurchases*			Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares

Period ended October 31, 2015

Class A	$10	1	$18,916	1,866	$(116)	(12)		$18,810	1,855
Class B	10	1	—	—	—	—		10	1
Class C	10	1	2,484	246	(2)	—	†	2,492	247
Class F-1	10	1	1,104	111	(3)	—	†	1,111	112
Class F-2	10	1	2,188	217	—	—		2,198	218
Class R-1	10	1	—	—	—	—		10	1
Class R-2	10	1	10	1	—	—		20	2
Class R-2E	10	1	—	—	—	—		10	1
Class R-3	10	1	—	—	—	—		10	1
Class R-4	10	1	—	—	—	—		10	1
Class R-5	10	1	—	—	—	—		10	1
Class R-6	10	1	—	—	—	—		10	1
Total net increase (decrease)	$120	12	$24,702	2,441	$(121)	(12)		$24,701	2,441

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

18	American Funds Retirement Income Portfolio Series

Financial highlights

Conservative Portfolio

		Income from investment operations[1]								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15[6,7]	$10.00	$.02		$.19	$.21	$10.21	2.10%[8]		$9,465	.14%[8]		.09%[8]		.39%[8]		.17%[8]
Class B:
10/31/15[6,7]	10.00	.02		.18	.20	10.20	2.00	[8,9]	51	.20	[8,9]	.16	[8,9]	.46	[8,9]	.16	[8,9]
Class C:
10/31/15[6,7]	10.00	—	[10]	.20	.20	10.20	2.00	[8]	1,659	.26	[8]	.21	[8]	.51	[8]	.04	[8]
Class F-1:
10/31/15[6,7]	10.00	.01		.20	.21	10.21	2.10	[8]	318	.18	[8]	.10	[8]	.40	[8]	.11	[8]
Class F-2:
10/31/15[6,7]	10.00	.03		.18	.21	10.21	2.10	[8]	100	.11	[8]	.05	[8]	.35	[8]	.25	[8]
Class R-1:
10/31/15[6,7]	10.00	.06		.15	.21	10.21	2.10	[8,11]	11	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]

See page 25 for footnotes.

American Funds Retirement Income Portfolio Series	19

Financial highlights (continued)

Conservative Portfolio

		Income from investment operations[1]							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15[6,7]	$10.00	$.05	$.16	$.21	$10.21	2.10%[8,11]		$10	.09%[8,11]		.06%[8,11]		.36%[8,11]		.52%[8,11]
Class R-2E:
10/31/15[6,7]	10.00	.06	.15	.21	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-3:
10/31/15[6,7]	10.00	.06	.15	.21	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-4:
10/31/15[6,7]	10.00	.06	.15	.21	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-5:
10/31/15[6,7]	10.00	.06	.15	.21	10.21	2.10	[8]	10	.08	[8]	.04	[8]	.34	[8]	.53	[8]
Class R-6:
10/31/15[6,7]	10.00	.06	.15	.21	10.21	2.10	[8]	10	.07	[8]	.04	[8]	.34	[8]	.53	[8]

20	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		Income from investment operations[1]								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15[6,7]	$10.00	$.01		$.25	$.26	$10.26	2.60%[8]		$14,810	.13%[8]		.09%[8]		.40%[8]		.08%[8]
Class B:
10/31/15[6,7]	10.00	.05		.21	.26	10.26	2.60	[8,9]	15	.13	[8,9]	.10	[8,9]	.41	[8,9]	.51	[8,9]
Class C:
10/31/15[6,7]	10.00	—	[10]	.25	.25	10.25	2.50	[8]	1,444	.24	[8]	.20	[8]	.51	[8]	—	[8,12]
Class F-1:
10/31/15[6,7]	10.00	.05		.22	.27	10.27	2.70	[8]	283	.12	[8]	.08	[8]	.39	[8]	.46	[8]
Class F-2:
10/31/15[6,7]	10.00	.01		.26	.27	10.27	2.70	[8]	715	.09	[8]	.04	[8]	.35	[8]	.07	[8]
Class R-1:
10/31/15[6,7]	10.00	.05		.22	.27	10.27	2.70	[8,9]	40	.14	[8,9]	.09	[8,9]	.40	[8,9]	.45	[8,9]

See page 25 for footnotes.

American Funds Retirement Income Portfolio Series	21

Financial highlights (continued)

Moderate Portfolio

		Income from investment operations[1]							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15[6,7]	$10.00	$.06	$.20	$.26	$10.26	2.60%[8,11]		$10	.09%[8,11]		.06%[8,11]		.37%[8,11]		.59%[8,11]
Class R-2E:
10/31/15[6,7]	10.00	.06	.21	.27	10.27	2.70	[8,11]	10	.07	[8,11]	.05	[8,11]	.36	[8,11]	.61	[8,11]
Class R-3:
10/31/15[6,7]	10.00	.06	.21	.27	10.27	2.70	[8,11]	10	.07	[8,11]	.04	[8,11]	.35	[8,11]	.61	[8,11]
Class R-4:
10/31/15[6,7]	10.00	.06	.21	.27	10.27	2.70	[8,11]	10	.07	[8,11]	.04	[8,11]	.35	[8,11]	.61	[8,11]
Class R-5:
10/31/15[6,7]	10.00	.06	.21	.27	10.27	2.70	[8]	10	.07	[8]	.04	[8]	.35	[8]	.61	[8]
Class R-6:
10/31/15[6,7]	10.00	.06	.21	.27	10.27	2.70	[8]	11	.07	[8]	.04	[8]	.35	[8]	.61	[8]

22	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

		Income from investment operations[1]								Ratio of expenses to		Ratio of expenses to				Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		net income (loss) to average net assets[3]
Class A:
10/31/15[6,7]	$10.00	$—	[10]	$.33	$.33	$10.33	3.30%[8]		$19,156	.11%[8]		.09%[8]		.42%[8]		—%[8,12]
Class B:
10/31/15[6,7]	10.00	.07		.26	.33	10.33	3.30	[8,11]	10	.11	[8,11]	.09	[8,11]	.42	[8,11]	.62	[8,11]
Class C:
10/31/15[6,7]	10.00	(.01)		.33	.32	10.32	3.20	[8]	2,545	.23	[8]	.20	[8]	.53	[8]	(.08)[8]
Class F-1:
10/31/15[6,7]	10.00	.03		.30	.33	10.33	3.30	[8]	1,152	.10	[8]	.08	[8]	.41	[8]	.26	[8]
Class F-2:
10/31/15[6,7]	10.00	—	[10]	.33	.33	10.33	3.30	[8]	2,256	.07	[8]	.04	[8]	.37	[8]	.04	[8]
Class R-1:
10/31/15[6,7]	10.00	.07		.26	.33	10.33	3.30	[8,11]	10	.06	[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]

See page 25 for footnotes.

American Funds Retirement Income Portfolio Series	23

Financial highlights (continued)

Enhanced Portfolio

		Income from investment operations[1]							Ratio of expenses to		Ratio of expenses to				Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before reimbursements/ waivers[4]		average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		net income (loss) to average net assets[3]
Class R-2:
10/31/15[6,7]	$10.00	$.05	$.28	$.33	$10.33	3.30%[8,9]		$21	.12%[8,9]		.10%[8,9]		.43%[8,9]		.43%[8,9]
Class R-2E:
10/31/15[6,7]	10.00	.07	.26	.33	10.33	3.30	[8,11]	10	.07	[8,11]	.05	[8,11]	.38	[8,11]	.67	[8,11]
Class R-3:
10/31/15[6,7]	10.00	.07	.26	.33	10.33	3.30	[8,11]	10	.06	[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-4:
10/31/15[6,7]	10.00	.07	.26	.33	10.33	3.30	[8,11]	10	.07	[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-5:
10/31/15[6,7]	10.00	.07	.26	.33	10.33	3.30	[8]	10	.06	[8]	.04	[8]	.37	[8]	.67	[8]
Class R-6:
10/31/15[6,7]	10.00	.07	.26	.33	10.33	3.30	[8]	11	.06	[8]	.04	[8]	.37	[8]	.67	[8]

24	American Funds Retirement Income Portfolio Series

Period ended October 31
Portfolio turnover rate for all share classes	2015[6,7,8,13]

Conservative Portfolio	—%
Moderate Portfolio	—
Enhanced Portfolio	—

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact of certain reimbursements/waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the period presented. See pages 28 to 31 for further information regarding fees and expenses.
[6]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Not annualized.
[9]	Although the fund has a plan of distribution for this share class, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $.01.
[11]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[12]	Amount less than .01%.
[13]	During the period, there is no turnover.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	25

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Retirement Income Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Retirement Income Portfolio Series comprising the American Funds Conservative Portfolio, American Funds Moderate Portfolio and American Funds Enhanced Portfolio (the “Series”), as of October 31, 2015, and the related statements of operations, changes in net assets and the financial highlights for the period from August 28, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2015, by correspondence with the custodian and transfer agent; where replies were not received from transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Retirement Income Portfolio Series as of October 31, 2015, the results of their operations, the changes in their net assets and the financial highlights for the period from August 28, 2015 (commencement of operations) to October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 15, 2015

26	American Funds Retirement Income Portfolio Series

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2015:

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Qualified dividend income	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%
U.S. government income that may be exempt from state taxation	$2,000	$1,000	— *

*Amount less than one thousand.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2016, to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their tax advisors.

American Funds Retirement Income Portfolio Series	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Funds Retirement Income Portfolio Series

Conservative Portfolio

	Beginning account value	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
Class A – actual return	$1,000.00	$1,000.00	$.89	.51%	$1.42	.81%
Class A – assumed 5% return	1,000.00	1,022.63	2.60	.51	4.13	.81
Class B – actual return	1,000.00	1,000.00	1.60	.91	2.12	1.21
Class B – assumed 5% return	1,000.00	1,020.62	4.63	.91	6.16	1.21
Class C – actual return	1,000.00	1,000.00	2.07	1.18	2.60	1.48
Class C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.53	1.48
Class F-1 – actual return	1,000.00	1,000.00	1.02	.58	1.54	.88
Class F-1 – assumed 5% return	1,000.00	1,022.28	2.96	.58	4.48	.88
Class F-2 – actual return	1,000.00	1,000.00	.53	.30	1.05	.60
Class F-2 – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.06	.60
Class R-1 – actual return	1,000.00	1,000.00	.46	.26	.98	.56
Class R-1 – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-2 – actual return	1,000.00	1,000.00	.60	.34	1.12	.64
Class R-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class R-2E – actual return	1,000.00	1,000.00	.47	.27	1.00	.57
Class R-2E – assumed 5% return	1,000.00	1,023.84	1.38	.27	2.91	.57
Class R-3 – actual return	1,000.00	1,000.00	.46	.26	.98	.56
Class R-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-4 – actual return	1,000.00	1,000.00	.46	.26	.98	.56
Class R-4 – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-5 – actual return	1,000.00	1,000.00	.44	.25	.96	.55
Class R-5 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.80	.55
Class R-6 – actual return	1,000.00	1,000.00	.44	.25	.96	.55
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.80	.55

See page 31 for footnotes.

American Funds Retirement Income Portfolio Series	29

Moderate Portfolio

	Beginning account value	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
Class A – actual return	$1,000.00	$1,000.00	$.86	.49%	$1.40	.80%
Class A – assumed 5% return	1,000.00	1,022.74	2.50	.49	4.08	.80
Class B – actual return	1,000.00	1,000.00	1.00	.57	1.54	.88
Class B – assumed 5% return	1,000.00	1,022.33	2.91	.57	4.48	.88
Class C – actual return	1,000.00	1,000.00	2.03	1.16	2.58	1.47
Class C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.48	1.47
Class F-1 – actual return	1,000.00	1,000.00	.79	.45	1.33	.76
Class F-1 – assumed 5% return	1,000.00	1,022.94	2.29	.45	3.87	.76
Class F-2 – actual return	1,000.00	1,000.00	.44	.25	.98	.56
Class F-2 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.85	.56
Class R-1 – actual return	1,000.00	1,000.00	.91	.52	1.46	.83
Class R-1 – assumed 5% return	1,000.00	1,022.58	2.65	.52	4.23	.83
Class R-2 – actual return	1,000.00	1,000.00	.60	.34	1.14	.65
Class R-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.31	.65
Class R-2E – actual return	1,000.00	1,000.00	.46	.26	1.00	.57
Class R-2E – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.91	.57
Class R-3 – actual return	1,000.00	1,000.00	.44	.25	.98	.56
Class R-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.85	.56
Class R-4 – actual return	1,000.00	1,000.00	.44	.25	.98	.56
Class R-4 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.85	.56
Class R-5 – actual return	1,000.00	1,000.00	.44	.25	.98	.56
Class R-5 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.85	.56
Class R-6 – actual return	1,000.00	1,000.00	.42	.24	.96	.55
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.80	.55

30	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Beginning account value	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
Class A – actual return	$1,000.00	$1,000.00	$.86	.49%	$1.44	.82%
Class A – assumed 5% return	1,000.00	1,022.74	2.50	.49	4.18	.82
Class B – actual return	1,000.00	1,000.00	.91	.52	1.49	.85
Class B – assumed 5% return	1,000.00	1,022.58	2.65	.52	4.33	.85
Class C – actual return	1,000.00	1,000.00	2.03	1.16	2.61	1.49
Class C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.58	1.49
Class F-1 – actual return	1,000.00	1,000.00	.79	.45	1.37	.78
Class F-1 – assumed 5% return	1,000.00	1,022.94	2.29	.45	3.97	.78
Class F-2 – actual return	1,000.00	1,000.00	.40	.23	.98	.56
Class F-2 – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.85	.56
Class R-1 – actual return	1,000.00	1,000.00	.44	.25	1.02	.58
Class R-1 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.96	.58
Class R-2 – actual return	1,000.00	1,000.00	.96	.55	1.54	.88
Class R-2 – assumed 5% return	1,000.00	1,022.43	2.80	.55	4.48	.88
Class R-2E – actual return	1,000.00	1,000.00	.46	.26	1.03	.59
Class R-2E – assumed 5% return	1,000.00	1,023.89	1.33	.26	3.01	.59
Class R-3 – actual return	1,000.00	1,000.00	.44	.25	1.02	.58
Class R-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.96	.58
Class R-4 – actual return	1,000.00	1,000.00	.44	.25	1.02	.58
Class R-4 – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.96	.58
Class R-5 – actual return	1,000.00	1,000.00	.42	.24	1.00	.57
Class R-5 – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.91	.57
Class R-6 – actual return	1,000.00	1,000.00	.42	.24	1.00	.57
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.91	.57

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The period for the “annualized expense ratio,” and the “actual return” line is based on the number of days from August 28, 2015 (commencement of operations), through October 31, 2015. The “assumed 5% return” line is based on 184 days.
[4]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[5]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Retirement Income Portfolio Series	31

Approval of Investment Advisory and Service Agreement

The American Funds Retirement Income Portfolio Series board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through January 31, 2017. The board determined that the proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided, and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to the funds’ shareholders from investing in funds that are part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the funds and their shareholders.

2. Investment results

The board considered the manner in which CRMC proposes to manage the funds in light of their investment objectives. It also considered the proposed investment policies and restrictions of the funds, and CRMC’s experience in managing similar funds. The board concluded that CRMC’s record indicated that its management of the funds should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board noted CRMC’s proposed waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. It noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board took into account the funds’ projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that the funds’ shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

32	American Funds Retirement Income Portfolio Series

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the funds and the other funds in the series, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting the potential benefits CRMC would receive from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by the funds.

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Retirement Income Portfolio Series	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2015	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	79	None
James G. Ellis, 1947	2015	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	79	Mercury General Corporation
Leonard R. Fuller, 1946	2015	Private investor; former President and CEO, Fuller Consulting (financial management consulting firm)	79	None
Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting firm); former COO, Time Life Inc. (1993-2003)	76	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2015	Private investor	81	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2015	Dean and Professor, Columbia University, School of International and Public Affairs	78	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2015	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	75	None
Frank M. Sanchez, 1943	2015	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	75	None
Margaret Spellings, 1957	2015	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	79	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2015	President and University Professor, The University of Tulsa	78	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2015	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com.

The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	American Funds Retirement Income Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966	2015	Senior Vice President and Senior Counsel — Fund Business Management Group,
President		Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960	2015	Partner — Capital World Investors, Capital Research and Management Company
Senior Vice President
Joanna F. Jonsson, 1963	2015	Partner — Capital World Investors, Capital Research and Management Company;
Senior Vice President		Director, Capital Research and Management Company
James B. Lovelace, 1956	2015	Partner — Capital Research Global Investors, Capital Research and Management Company;
Senior Vice President		Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Senior Vice President		Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Senior Vice President		Director, Capital Research and Management Company
Andrew B. Suzman, 1967	2015	Partner — Capital World Investors, Capital Research and Management Company;
Senior Vice President		Director, Capital Strategy Research, Inc.;[6]
		Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974	2015	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and
Vice President		Management Company
Steven I. Koszalka, 1964	2015	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary
Gregory F. Niland, 1971	2015	Vice President — Investment Operations, Capital Research and Management Company
Treasurer
Susan K. Countess, 1966	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary
Brian C. Janssen, 1972	2015	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer
Dori Laskin, 1951	2015	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	AII of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Retirement Income Portfolio Series	35

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071- 1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue,
Twenty-second Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series” – which describes how we vote proxies relating to the underlying funds held in the portfolios - is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

36	American Funds Retirement Income Portfolio Series

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with team work. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	Not Applicable
2015	None

b) Audit-Related Fees:
2014	Not Applicable
2015	None

c) Tax Fees:
2014	Not Applicable
2015	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2014	Not Applicable
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	Not Applicable
2015	$1,143,000

c) Tax Fees:
2014	Not Applicable
2015	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2014	Not Applicable
2015	$5,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were Not Applicable for fiscal year 2014 and $1,424,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2015

By __/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2015